Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 40,738,315	$ 15,387,909
Net unrealized gain (loss) on open futures contracts	(7,252,332)	22,689,429
Total Equity in broker trading account	33,485,983	38,077,338
Cash and cash equivalents	4,082,766	27,262,529
Investments
Government-sponsored enterprise securities, at fair value	255,479,875	296,337,220
Mutual funds, at fair value	6,766,529	904,329
Receivable from MF Global	12,020,261
Interest receivable		1,591
Total assets	311,835,414	362,583,007
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	208,555	234,124
Management fee payable to Managing Member	168,058	187,850
Support services fee payable	25,841	28,885
Servicing fee payable to selling agent	34,932	39,241
Withdrawals payable	5,513,415	3,477,837
Subscriptions received in advance	1,270,000	15,438,230
Total Liabilities	7,220,801	19,406,167
Members' equity (net assets)	304,614,613	343,176,840
Total liabilities and members' equity (net assets)	311,835,414	362,583,007
Total Index Series [Member]
Assets
Cash	39,022,097	14,326,003
Net unrealized gain (loss) on open futures contracts	(7,034,079)	20,897,933
Total Equity in broker trading account	31,988,018	35,223,936
Cash and cash equivalents	3,892,851	26,361,701
Investments
Government-sponsored enterprise securities, at fair value	245,980,900	282,847,260
Mutual funds, at fair value	5,920,265	329,030
Receivable from MF Global	11,047,988
Interest receivable		1,480
Total assets	298,830,022	344,763,407
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	170,048	182,020
Management fee payable to Managing Member	161,056	178,285
Support services fee payable	24,764	27,414
Servicing fee payable to selling agent	28,790	32,142
Withdrawals payable	4,148,997	3,346,945
Subscriptions received in advance	1,270,000	15,378,230
Total Liabilities	5,803,655	19,145,036
Members' equity (net assets)	293,026,367	325,618,371
Total liabilities and members' equity (net assets)	298,830,022	344,763,407
Agricultural Sector Series [Member]
Assets
Cash	1,716,218	1,061,906
Net unrealized gain (loss) on open futures contracts	(218,253)	1,791,496
Total Equity in broker trading account	1,497,965	2,853,402
Cash and cash equivalents	189,915	886,273
Investments
Government-sponsored enterprise securities, at fair value	9,498,975	13,489,960
Mutual funds, at fair value	846,264	575,299
Receivable from MF Global	972,273
Interest receivable		111
Total assets	13,005,392	17,805,045
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses	38,507	37,549
Management fee payable to Managing Member	7,002	9,565
Support services fee payable	1,077	1,471
Servicing fee payable to selling agent	6,142	7,099
Withdrawals payable	1,364,418	130,892
Subscriptions received in advance		60,000
Total Liabilities	1,417,146	246,576
Members' equity (net assets)	11,588,246	17,558,469
Total liabilities and members' equity (net assets)	13,005,392	17,805,045
Energy Sector Series [Member]
Assets
Cash and cash equivalents		14,555
Investments
Total assets		14,555
Liabilities and Members' Equity (Net Assets)
Accrued operating expenses		14,555
Total Liabilities		14,555
Total liabilities and members' equity (net assets)		$ 14,555